OPTIONS AND WARRANTS (Details Narrative)			12 Months Ended
	Nov. 22, 2021 $ / shares shares	Apr. 14, 2021 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 15, 2021 shares
Warrants issued to placement agents	3,739,000	10,000,000
Average strike price | $ / shares	$ 0.75	$ 0.75
Warrant exercise price, decrease | $ / shares		$ 0.35
Warrants outstanding			18,573,116	18,573,116
Fair value of warrants | $			$ 355,000
Decrease in fair value of warrant | $			$ 3,568,000
Measurement Input, Share Price [Member]
Warrants measurement input | $ / shares			0.05	0.225
Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input			3.81	2.42
Measurement Input, Risk Free Interest Rate [Member] | Black-Schole Model [Member]
Warrants measurement input			3.81
Measurement Input, Price Volatility [Member] | Black-Schole Model [Member]
Warrants measurement input			121.0
Measurement Input, Expected Dividend Rate [Member] | Black-Schole Model [Member]
Warrants measurement input			0
Minimum [Member]
Warrant remaining term			3 years
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input			113.6	185.9
Maximum [Member]
Warrant remaining term			3 years 8 months 19 days
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input			121.0	205.9
Warrant [Member]
Average strike price | $ / shares			$ 0.47
Warrants outstanding			18,573,116
Series E Preferred Stock [Member]
Warrants issued to placement agents	270,000				3,000,000
Options issued	1,500,000
Common Stock [Member] | Measurement Input, Share Price [Member] | Black-Schole Model [Member]
Warrants measurement input			0.05